THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
COMMUNICATION SERVICES — 12.3%
John Wiley & Sons, Cl A	51,023	$2,336,853
Nexstar Media Group, Cl A	18,592	3,807,084
WideOpenWest *	106,008	1,218,032
Ziff Davis *	30,556	2,734,151

		10,096,120

CONSUMER DISCRETIONARY — 8.9%
Everi Holdings *	67,443	1,171,485
Leslie’s *	96,381	1,492,942
Lithia Motors, Cl A	7,412	1,950,838
Oxford Industries	13,965	1,636,978
Ruth’s Hospitality Group	59,256	1,025,721

		7,277,964

CONSUMER STAPLES — 2.5%
Spectrum Brands Holdings	29,954	2,033,277

ENERGY — 6.7%
DT Midstream	41,503	2,268,554
Magnolia Oil & Gas, Cl A	88,854	2,097,843
Viper Energy Partners	34,084	1,082,167

		5,448,564

FINANCIALS — 19.7%
BGC Partners, Cl A	337,503	1,468,138
Columbia Banking System	62,397	1,928,691
FB Financial	61,557	2,312,081
First Merchants	74,563	3,179,366
Pacific Premier Bancorp	77,423	2,503,860
PacWest Bancorp	84,933	2,349,247
Starwood Property Trust ‡	114,562	2,393,200

		16,134,583

HEALTH CARE — 6.5%
Enovis *	27,535	1,733,329
LivaNova PLC *	17,676	993,391

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
ModivCare *	24,351	$2,611,888

		5,338,608

INDUSTRIALS — 17.4%
BWX Technologies	43,803	2,665,851
CBIZ *	76,617	3,646,203
Esab	28,749	1,661,980
ESCO Technologies	9,983	982,726
Forward Air	10,761	1,160,574
GXO Logistics *	26,398	1,381,407
Kaman	37,401	943,253
KAR Auction Services *	124,628	1,814,584

		14,256,578

INFORMATION TECHNOLOGY — 11.0%
ACI Worldwide *	34,534	964,535
Consensus Cloud Solutions *	17,381	1,021,481
InterDigital	11,665	815,967
OSI Systems *	13,809	1,307,851
Verint Systems *	65,194	2,475,416
Verra Mobility, Cl A *	158,724	2,449,111

		9,034,361

MATERIALS — 6.4%
HB Fuller	21,428	1,480,674
Silgan Holdings	70,429	3,795,419

		5,276,093

REAL ESTATE — 6.1%
Community Healthcare Trust ‡	35,358	1,516,151
Equity Commonwealth ‡	38,775	989,538
Medical Properties Trust ‡	122,774	1,589,923
Newmark Group, Cl A	107,580	921,961

		5,017,573

TOTAL COMMON STOCK (Cost $65,427,960)		79,913,721

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE FUND JANUARY 31, 2023 (UNAUDITED)

SHORT-TERM INVESTMENT — 2.7%

	Shares	Value
First American Treasury Obligations Fund, Cl X, 4.320% (A) (Cost $2,239,233)	2,239,233	$2,239,233

TOTAL INVESTMENTS— 100.2% (Cost $67,667,193)		$82,152,954

Percentages	are based on Net Assets of $81,997,391.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of January 31, 2023.

Cl — Class

PLC — Public Limited Company

CAR-QH-001-1800

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